Property and Equipment, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1.0	$ 0.6